Schedule of accruals and other current liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Other Liabilities Disclosure [Abstract]
Accruals	$ 37,782	$ 48,896	$ 230,842
Contract liabilities	22,493	29,110	428,559
- Professional fee payables	444,996	575,897	445,794
Total	$ 505,271	$ 653,903	$ 1,105,195